Valuation And Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	$ 3,151,172,000	$ 2,741,070,000
Corporate Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	7,473,000
Government Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	6,711,000
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	110,848,000	95,450,000	$ 80,962,000
Additions (Charged to Costs and Expenses)	133,076,000	34,975,000	38,560,000
Deductions (Write-Offs and Actual Losses Incurred)	26,764,000	19,577,000	24,072,000
Balance at End of Period	217,160,000	110,848,000	95,450,000
Deduction from inventories	30,861,000	41,032,000	34,820,000
Other accrued expenses	186,299,000	69,816,000	60,630,000
Additions Resulting from Acquisitions	0	0	0
Provisions for Claims and Potential Contractual Penalties and Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	6,045,000	3,661,000	2,557,000
Additions (Charged to Costs and Expenses)	983,000	2,946,000	1,244,000
Deductions (Write-Offs and Actual Losses Incurred)	2,021,000	562,000	140,000
Balance at End of Period	5,007,000	6,045,000	3,661,000
Additions Resulting from Acquisitions	0	0	0
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	14,006,000	9,172,000	9,162,000
Additions (Charged to Costs and Expenses)	796,000	5,701,000	674,000
Deductions (Write-Offs and Actual Losses Incurred)	618,000	867,000	664,000
Balance at End of Period	14,184,000	14,006,000	9,172,000
Additions Resulting from Acquisitions	0	0	0
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	77,913,000	165,199,000	164,906,000
Additions (Charged to Costs and Expenses)	0	0	293,000
Deductions (Write-Offs and Actual Losses Incurred)	30,877,000	87,286,000	0
Balance at End of Period	47,036,000	77,913,000	165,199,000
Additions Resulting from Acquisitions	$ 0	$ 0	$ 0